As filed with the Securities and Exchange Commission on January 11, 2012
1933 Act File No. 033-11387
1940 Act File No. 811-04984

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 126	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 125	☑
(Check appropriate box or boxes.)
AMERICAN BEACON FUNDS
(Exact Name of Registrant as Specified in Charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (817) 391-6100

Gene L. Needles, Jr., President	With copies to:
4151 Amon Carter Boulevard	Francine J. Rosenberger, Esq.
MD 2450	K&L Gates LLP
Fort Worth, Texas 76155	1601 K Street, NW
(Name and Address of Agent for Service)	Washington, D.C. 20006-1601
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus for the A Class, C Class, Y Class, Institutional Class, Investor Class and Retirement Class of the American Beacon Zebra Large Cap Equity Fund, American Beacon Zebra Small Cap Equity Fund, American Beacon Flexible Bond Fund and American Beacon SiM High Yield Opportunities Fund, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 125 to the Registrant’s registration statement on December 29, 2011.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 126 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on January 11, 2012.

AMERICAN BEACON FUNDS
By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene L. Needles, Jr.	President	January 11, 2012
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer)	January 11, 2012
Melinda G. Heika

W. Humphrey Bogart*	Trustee	January 11, 2012
W. Humphrey Bogart

Brenda A. Cline*	Trustee	January 11, 2012
Brenda A. Cline

Eugene J. Duffy*	Trustee	January 11, 2012
Eugene J. Duffy

Thomas M. Dunning*	Trustee	January 11, 2012
Thomas M. Dunning

Alan D. Feld*	Trustee	January 11, 2012
Alan D. Feld

Richard A. Massman*	Chairman and Trustee	January 11, 2012
Richard A. Massman

R. Gerald Turner*	Trustee	January 11, 2012
R. Gerald Turner

Paul J. Zucconi*	Trustee	January 11, 2012
Paul J. Zucconi

*By	/s/ Rosemary K. Behan
Rosemary K. Behan, Attorney-in-Fact

EXHIBIT INDEX

Type	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

POWER OF ATTORNEY
     I, W. Humphrey Bogart, Trustee of American Beacon Master Trust, the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint William F. Quinn, Gene L. Needles, Jr. and Rosemary K. Behan, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 9th day of November, 2011.

/s/ W. Humphrey Bogart
W. Humphrey Bogart, Trustee

POWER OF ATTORNEY
     I, Brenda A. Cline, Trustee of American Beacon Master Trust, the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint William F. Quinn, Gene L. Needles, Jr. and Rosemary K. Behan, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 9th day of November, 2011.

/s/ Brenda A. Cline
Brenda A. Cline, Trustee

POWER OF ATTORNEY
     I, Eugene J. Duffy, Trustee of American Beacon Master Trust, the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint William F. Quinn, Gene L. Needles, Jr. and Rosemary K. Behan, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 10th day of November, 2011.

/s/ Eugene Duffy
Eugene J. Duffy, Trustee

POWER OF ATTORNEY
     I, Thomas M. Dunning, Trustee of American Beacon Master Trust, the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint William F. Quinn, Gene L. Needles, Jr. and Rosemary K. Behan, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 9th day of November, 2011.

/s/ Thomas M. Dunning
Thomas M. Dunning, Trustee

POWER OF ATTORNEY
     I, Alan D. Feld, Trustee of American Beacon Master Trust, the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint William F. Quinn, Gene L. Needles, Jr. and Rosemary K. Behan, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 9th day of November, 2011.

/s/ Alan D. Feld
Alan D. Feld, Trustee

POWER OF ATTORNEY
     I, Richard A Massman, Trustee of American Beacon Master Trust, the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint William F. Quinn, Gene L. Needles, Jr. and Rosemary K. Behan, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 9th day of November, 2011.
        .

/s/ Richard A. Massman
Richard A. Massman, Trustee

POWER OF ATTORNEY
     I, R. Gerald Turner, Trustee of American Beacon Master Trust, the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint William F. Quinn, Gene L. Needles, Jr. and Rosemary K. Behan, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 9th day of November, 2011.

/s/ R/ Gerald Turner
R. Gerald Turner, Trustee

POWER OF ATTORNEY
     I, Paul J. Zucconi, Trustee of American Beacon Master Trust, the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint William F. Quinn, Gene L. Needles, Jr. and Rosemary K. Behan, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 9th day of November, 2011.

/s/ Paul J. Zucconi
Paul J. Zucconi, Trustee